Equity method investments	12 Months Ended
Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
Equity method investments	Equity method investments
Accounting policy
Equity investments which we are able to exercise significant influence over but do not control, are accounted for using the equity method and presented on our Consolidated balance sheets within Equity method investments. The difference between the cost of our investment and our proportionate share in the carrying value of the investee’s underlying net assets as of the acquisition date is the basis difference. The basis difference is allocated to the identifiable assets and liabilities based on their fair value as of the acquisition date (i.e. the date on which we obtain significant influence), with the excess costs of the investment over our proportional fair value of the identifiable assets and liabilities being equity method goodwill.
We amortize the basis difference related to the other intangible assets over the estimated remaining useful lives of these assets that gave rise to this difference. The remaining weighted-average life of the finite-lived intangible assets acquired is 11.1 years and is amortized using a straight-line method. In-process R&D is initially capitalized at fair value as an intangible asset with an indefinite life. When the R&D project is complete, it is reclassified as an amortizable purchased intangible asset and is amortized over its estimated useful life. If the project is abandoned, we will record the full basis difference charge for the value of the related intangible asset in our Consolidated statements of operations in the period of abandonment. Equity method goodwill is not amortized or tested for impairment;
instead the equity method investment is tested for impairment whenever events or changes in circumstances indicate that the carrying value of the investment may not be recoverable.
Under the equity method, after initial recognition at cost, our Equity method investments are adjusted for our proportionate share in the profit or loss and other comprehensive income of the investee, recognized on a one-
quarter time lag to allow for the timely preparation of financial information and presented within Profit from equity method investments. Our proportionate share in the profit or loss of the investee is adjusted for any differences in accounting principles and policies, basis difference adjustments and intra-entity profits. Receipt of dividends reduces our Equity method investments, which is presented as an operating cash flow based on the nature of the distributions.
Equity method investments consists of a 24.9% equity interest acquired on June 29, 2017, in Carl Zeiss SMT Holding
GmbH & Co. KG, a limited partnership that owns Carl Zeiss SMT GmbH, our single supplier of optical columns.
For the year ended December 31, 2025, we recorded a profit from Equity method investments of €216.7 million (2024:
€209.8 million) in our Consolidated statements of operations. This profit includes the following components:
•Profit of €322.8 million (2024: €216.4 million) related to our share of Carl Zeiss SMT Holding GmbH & Co. KG’s net income after accounting policy alignment
•Cost due to basis difference amortization related to intangible assets of €29.7 million (2024: €27.4 million)
•Cost/(Gain) due to intercompany profit elimination of €76.4 million (2024: €(20.8) million)
In 2025, we received a dividend of €320.5 million (2024: €225.4 million) from Carl Zeiss SMT Holding GmbH & Co. KG.
Carl Zeiss SMT Holding GmbH & Co. KG is a privately held company; therefore, quoted market prices for its stock are not available.